LEASES (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 USD ($)
LEASES
Amount of operating lease expense	$ 0		$ 538
Fernie Castle
LEASES
Lease rent	231,000	£ 182,500
Robin Hill
LEASES
Lease rent	$ 191,000	£ 151,000
Period of notice in advance for termination of lease without penalty	1 month	1 month